Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	Vessel leasing	Mobile power generation
Balance, December 31, 2022	$75.3	$—
Balance, December 31, 2023	$75.3	$—